Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes

20. Income Taxes
20.A Deferred Income Taxes
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2021	2020
Deferred tax assets(1)	$1,848	$1,634
Deferred tax liabilities(1)	322	383
Net deferred tax asset	$1,526	$1,251

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2020	$(1,240)	$1,621	$82	$708	$322	$(242)	$1,251
Charged to statement of operations	53	48	(9)	125	(14)	(7)	196
Charged to other comprehensive income	25	30	—	17	9	4	85
Foreign exchange rate movements and Other	(16)	28	1	3	(16)	(6)	(6)
As at December 31, 2021	$(1,178)	$1,727	$74	$853	$301	$(251)	$1,526
(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
As at December 31, 2019	$(1,040)	$1,121	$83	$697	$338	$(150)	$1,049
Acquisitions (disposals) through business combinations	—	—	—	—	—	(67)	(67)
Charged to statement of operations	(149)	494	—	62	(5)	(31)	371
Charged to other comprehensive income	(54)	—	—	(50)	(8)	—	(112)
Charged to equity, other than other comprehensive income	—	—	—	(1)	—	—	(1)
Foreign exchange rate movements and Other	3	6	(1)	—	(3)	6	11
As at December 31, 2020	$(1,240)	$1,621	$82	$708	$322	$(242)	$1,251

(1)    Consists of Insurance contract liabilities and Investment contract liabilities, net of Reinsurance assets.
(2)    Includes unused tax credits.

We have accumulated non-capital tax losses, primarily in Canada, the UK, Indonesia and Vietnam, totaling $3,758 ($3,382 in 2020). The benefit of these tax losses has been recognized to the extent that it is probable that the benefit will be realized. In addition, we have net capital losses of $7 ($19 in 2020) in the U.S. and $13 in Canada ($nil in 2020) for which a deferred tax asset of $3 ($4 in 2020) has been recognized. Unused tax losses for which a deferred tax asset has not been recognized amount to $499 as of December 31, 2021 ($587 in 2020) primarily in the UK, Indonesia and Vietnam. We also have capital losses of $452 in the UK ($460 in 2020) and $178 in Canada ($169 in 2020) for which a deferred tax asset of $137 ($110 in 2020) has not been recognized.

We will realize the benefit of tax losses carried forward in future years through a reduction in current income taxes as and when the losses are utilized. These tax losses are subject to examination by various tax authorities and could be reduced as a result of the adjustments to tax returns. Furthermore, legislative, business or other changes may limit our ability to utilize these losses.

Included in the deferred tax asset related to losses available for carry forward are tax benefits that have been recognized on losses incurred in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, we rely on projections of future taxable profits, and we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.

The non-capital losses carried forward in Canada expire beginning in 2030 and the capital losses can be carried forward indefinitely. The operating and capital losses in the UK can be carried forward indefinitely. The non-capital losses in Indonesia and Vietnam can be carried forward five years. The capital losses in the U.S. can be carried forward five years and expire beginning in 2024.

We recognize a deferred tax liability on all temporary differences associated with investments in subsidiaries, branches, joint ventures and associates unless we are able to control the timing of the reversal of these differences and it is probable that these differences will not reverse in the foreseeable future. As at December 31, 2021, temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognized amount to $5,452 ($5,299 in 2020).
20.B Income Tax Expense (Benefit)
20.B.i In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

	2021	2020
Current income tax expense (benefit):
Current year	$964	$859
Adjustments in respect of prior years, including resolution of tax disputes	(41)	7
Total current income tax expense (benefit)	923	866
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(204)	(435)
Adjustments in respect of prior years, including resolution of tax disputes	(8)	48
Tax expense (benefit) arising from unrecognized tax losses	6	15
Tax rate and other legislative changes	10	1
Total deferred income tax expense (benefit)	(196)	(371)
Total income tax expense (benefit)	$727	$495

20.B.ii Income tax benefit (expense) recognized directly in equity for the years ended December 31:

	2021	2020
Recognized in other comprehensive income:
Current income tax benefit (expense)	$3	$(2)
Deferred income tax benefit (expense)	85	(112)
Total recognized in other comprehensive income	88	(114)
Recognized in equity, other than other comprehensive income:
Deferred income tax benefit (expense)	—	(1)
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$88	$(115)
20.B.iii Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2021		2020
		%		%
Total net income (loss)	$4,370		$2,792
Add: Income tax expense (benefit)	727		495
Total net income (loss) before income taxes	$5,097		$3,287
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,338	26.3	$871	26.5
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(231)	(4.5)	(218)	(6.6)
Tax-exempt investment (income) loss	(345)	(6.8)	(253)	(7.7)
Adjustments in respect of prior periods, including resolution of tax disputes	(49)	(1.0)	55	1.7
Tax (benefit) cost of unrecognized tax losses and tax credits	6	0.1	15	0.5
Tax rate and other legislative changes	10	0.2	1	—
Other	(2)	—	24	0.7
Total income tax expense (benefit) and effective income tax rate	$727	14.3	$495	15.1
Due to an enacted corporate tax rate change in the province of Alberta, our statutory tax rate decreased from 26.5% to 26.25% (rounded to 26.3% in the table above) on January 1, 2021.

Tax-exempt investment (income) loss includes tax rate differences related to various types of investment income or losses that are taxed at rates lower than our statutory income tax rate. Examples include, but are not limited to, dividend income, capital gains arising in Canada and changes in market values including those resulting from fluctuations in foreign exchange rates.

Statutory income tax rates in other jurisdictions in which we conduct business range from 0% to 25%, which creates a tax rate differential and corresponding tax provision difference compared to the Canadian federal and provincial statutory rate when applied to foreign income not subject to tax in Canada. Generally, higher earnings in jurisdictions with higher statutory tax rates result in an increase of our tax expense, while earnings arising in tax jurisdictions with statutory rates lower than 26.25% reduce our tax expense. These differences are reported in Higher (lower) effective rates on income subject to taxation in foreign jurisdictions. The benefit reported in 2021 included higher income in jurisdictions with low statutory income tax rates compared to 2020.

Adjustments in respect of prior periods, including the resolution of tax disputes, relate mainly to the resolution of Canadian tax matters and the finalization of the prior year’s Canadian and U.S. tax filings in 2021. In 2020, it related to the finalization of the prior year's Canadian and U.S. tax filings.

Tax (benefit) cost of unrecognized tax losses and tax credits reflects unrecognized losses in Asia.

Tax rate and other legislative changes includes a remeasurement of our deferred tax balances in the UK due to an enacted corporate tax rate increase from 19% to 25%, which takes effect April 1, 2023. In 2020, Tax rate and other legislative changes included a remeasurement of our deferred tax balances in the UK due to the reversal of an enacted future corporate tax rate reduction, which was partially offset by the remeasurement of our deferred tax balances in Canada due to an enacted corporate tax rate reduction in the province of Alberta.
Other primarily reflects withholding taxes on distributions from our foreign subsidiaries, the benefit relating to investments in joint ventures in Asia, and the impact of taxable income attributable to NCI.